Notes Payable (Details) - USD ($)							3 Months Ended		6 Months Ended
	Dec. 31, 2022	Jun. 19, 2022	Dec. 16, 2021	Aug. 03, 2021	Dec. 31, 2020	Jul. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Oct. 22, 2021
Notes Payable (Details) [Line Items]
Diluted shares outstanding (in Dollars per share)							$ (4.93)	$ (1.58)	$ (10.08)	$ (3.82)
Term loan			$ 15,000,000
Line of Credit Facility, Increase, Accrued Interest			$ 0.13
Maturity date			Jun. 16, 2023
Commitment fee percentage			2.00%
Commitment fee amount			$ 300,000
Exit fee percentage									5.00%
Exit fee amount									$ 750,000
Outstanding principal balance									$ 14,808,179
Effective interest rate									17.70%
Schlumberger Technology Corp.[Member]
Notes Payable (Details) [Line Items]
Advances						$ 750,000
Conversion price (in Dollars per share)	$ 35.52
Schlumberger Technology Corp.[Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Convertible promissory note interest	4.25%
Preferred stock conversion price percentage	90.00%
Transocean Inc.[Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)			$ 35.52
Transocean Inc.[Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Advances					$ 1,000,000
Transocean Inc.[Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Advances					$ 500,000
Transocean Inc.[Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Convertible promissory note interest	10.00%
Preferred stock conversion price percentage	90.00%
Goradia Capital, LLC [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)			$ 35.52
unsecured convertible promissory note			$ 5,000,000
Diluted shares outstanding (in Dollars per share)		$ 37.01
Goradia Capital, LLC [Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Convertible promissory note interest	10.00%
Preferred stock conversion price percentage	90.00%
Conversion price dividing amount	$ 75,000,000
Material Impact Fund II, L.P. [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)			$ 35.52
unsecured convertible promissory note				$ 5,000,000
Diluted shares outstanding (in Dollars per share)				$ 37.01
Material Impact Fund II, L.P. [Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Convertible promissory note interest	5.00%
Preferred stock conversion price percentage	90.00%
Conversion price dividing amount	$ 75,000,000
In-Q-Tel, Inc.[Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share)			$ 35.52
unsecured convertible promissory note											$ 250,000
Diluted shares outstanding (in Dollars per share)				$ 37.01
In-Q-Tel, Inc.[Member] | Forecast [Member]
Notes Payable (Details) [Line Items]
Convertible promissory note interest	5.00%
Preferred stock conversion price percentage	90.00%
Conversion price dividing amount	$ 75,000,000
Preferred stock gross proceeds	$ 10,000,000